Raw Materials and Consumables Used - Schedule of Raw Materials and Consumables Used (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis Of Income And Expense [Abstract]
Energy purchases	$ (346,954,692)	$ (335,731,822)	$ (320,731,795)
Fuel consumption	(280,739,362)	(295,148,838)	(327,502,996)
Transportation costs	(152,869,838)	(192,502,995)	(179,691,471)
Other raw materials and consumables	(123,414,114)	(71,676,459)	(52,964,961)
Total raw materials and consumables	$ (903,978,006)	$ (895,060,114)	$ (880,891,223)